Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
Corporate tax rate	25.00%	26.50%	26.50%
Undistributed earnings of foreign subsidiaries amount	$ 1,838
Unrecognized deferred tax liability	551
Net operating loss carrforwards	66,674
Capital loss carryforwards	$ 15,666
Corporate income tax rate description
In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

Taxable income description	These losses may offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2018 through 2036.
Increases valuation allowance [Member]
Income Taxes (Textual)
Valuation allowance amount	$ 1,586	$ 1,329
Decrease valuation allowance [Member]
Income Taxes (Textual)
Valuation allowance amount			$ 1,700
U.S. subsidiary [Member]
Income Taxes (Textual)
Net operating loss carrforwards	$ 97,979